4 - Certificate of Amendment (Details Narrative) - Quarterly (USD $)	Dec. 31, 2013	Sep. 20, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member
Common Stock Authorized	75,000,000		75,000,000	75,000,000
Common Stock Par Value		$ 1		$ 1
Preferred Stock Par Value		$ 0.01		$ 0.01
Preferred Stock Authorized	10,000,000		10,000,000	10,000,000